22 Financial instruments - risk management (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Equity settled derivative financial liability	£ 1,559	£ 664
Level 3 [member] | Monte Carlo simulation model [member]
Disclosure of detailed information about financial instruments [line items]
Equity settled derivative financial liability	£ 1,187	£ 664
Valuation technique (s) and key input(s)	Monte Carlo simulation model	Monte Carlo simulation model
Significant unobservable input(s)	Volatility rate of 105.0% determined using historical volatility of comparable companies.	Volatility rate of 78.4% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 4.49 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 5.68 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 0.07% determined using the expected life assumptions.	Risk-free rate between a range of 0.59% and 1.69 % determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 [member] | Black-Scholes option pricing model [member]
Disclosure of detailed information about financial instruments [line items]
Valuation technique (s) and key input(s)	Black-Scholes option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model
Significant unobservable input(s)	Volatility rate of 105.0% determined using historical volatility of comparable companies.	Volatility rate of 78.3% determined using historical volatility of comparable companies.	Volatility rate of 42.5% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 1.0 and 1.9 years determined using the remaining life of the share options.	Expected life between a range of 2.0 and 2.9 years determined using the remaining life of the share options.	Expected life between a range of 0.1 and 7.6 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 0.8% determined using the expected life assumptions.	Risk-free rate between a range of 0.0% and 0.26 % determined using the expected life assumptions.	Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.	The higher the risk-free rate the higher the fair value.
Level 3 [member] | Monte Carlo simulation model [member]
Disclosure of detailed information about financial instruments [line items]
Equity settled derivative financial liability	£ 372
Valuation technique (s) and key input(s)	Monte Carlo simulation model
Significant unobservable input(s)	Volatility rate of 105.0% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 4.888 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 0.08% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.